Goodwill	6 Months Ended
Jun. 30, 2011
Goodwill
2. Goodwill

	June 30,	December 31,
	2011	2010
	(in thousands)

Opening balance	$175,860	$173,568
Current period acquisitions	39,718	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	4,033	(3,752)

Closing balance	$219,611	$175,860

The goodwill balance relates entirely to the clinical research segment.

Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited, a leading international health outcomes consultancy business, headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, for an initial cash consideration of £17.8 million ($27.7 million).  Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  Further consideration of up to £6.5 million ($10.4 million) may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  The Company has accrued £6.5 million ($10.4 million) in respect of these milestones at June 30, 2011.  In addition, the acquisition agreement also provided for certain working capital targets to be achieved by Oxford Outcomes Limited on completion.  In May 2011 the Company paid an additional £3.3 million ($5.5 million) on completion of this review.

The Company also holds an option to acquire the remaining common stock of Oxford Outcomes Limited during the year ended December 31, 2011 for cash consideration of £3.8 million ($6.1 million).  Further consideration of up to £1.5 million ($2.4 million) relating to this remaining common stock of Oxford Outcomes may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  £3.8 million ($6.1 million) has been accrued at June 30, 2011 in respect of additional consideration payable in respect of this option and a further £1.5 million ($2.4 million) has been accrued at June 30, 2011 relating to the potential additional consideration payable in respect of the performance milestones.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$51,227

Goodwill represents the acquisition of an established workforce with experience in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.

Prior Period Acquisitions - Acquisition of Timaq Medical Imaging

On May 17, 2010 the Company acquired Timaq Medical Imaging (“Timaq”), a European provider of advanced imaging services to the pharmaceutical and biotechnology industry, located in Zurich, Switzerland for an initial cash consideration of CHF 1.3 million ($1.2 million).  Certain performance milestones were built into the acquisition agreement requiring potential additional consideration of up to CHF 2.9 million ($3.1 million) if these milestones are achieved during the years ended December 31, 2010 to December 31, 2013. On December 31, 2010 CHF 0.3 million ($0.3 million) was paid to the former shareholders in respect of certain milestones for the year ended December 31, 2010.  CHF 2.6 million ($2.9 million) has been accrued in relation to the remaining milestones at June 30, 2011.

The acquisition of Timaq has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Goodwill represents the acquisition of an established workforce with experience in the provision of advanced imaging services to pharmaceutical and biotechnology customers in the European market.